Employment - Summary of Employment Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employment expenses [line items]
Share-based payment expense (note 9)	€ 67	€ 60	€ 44
Total retirement benefits expense (note 29)	296	236	307
Finance costs (net) - applicable to retirement benefit obligations (note 10)	10	11	12
Continuing operations [member]
Disclosure of employment expenses [line items]
Wages and salaries	4,225	3,997	3,915
Social welfare costs	478	465	454
Other employment-related costs	581	546	531
Share-based payment expense (note 9)	67	60	44
Total retirement benefits expense (note 29)	296	236	307
Total	5,647	5,304	5,251
Cost of sales	3,155	2,869	2,725
Operating costs	2,482	2,424	2,514
Finance costs (net) - applicable to retirement benefit obligations (note 10)	10	11	12
Total	€ 5,647	€ 5,304	€ 5,251